Acquisition (Narrative) (Details) - Subsequent Event - DCG - Affiliates $ / shares in Units, $ in Millions	Apr. 01, 2015 USD ($) $ / shares shares
Partnership Interest
Business Acquisition [Line Items]
Number of common units issued | shares	5,112,139
Dominion
Business Acquisition [Line Items]
Total consideration	$ 500.8
Net investment in DCGT at historical cost	$ 501.6
Dominion | Partnership Interest
Business Acquisition [Line Items]
Number of common units issued | shares	5,112,139
Value of common units issued	$ 200.0
Number of trading days	10 days
Price per unit | $ / shares	$ 39.12
Dominion | Senior Unsecured Promissory Note Payable | Notes Payable
Business Acquisition [Line Items]
Term of senior unsecured promissory note payable	2 years
Senior unsecured promissory note payable	$ 300.8
Annual interest rate (percentage)	0.60%